Retirement Benefits (Net Periodic Benefit Costs Schedule) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Gain on curtailment of other postretirement benefit plans	$ 0	$ 0	$ (15)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	0	3
Defined Benefit Plan, Interest Cost	31	35
Defined Benefit Plan, Expected Return on Plan Assets	(40)	(54)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	(1)	2
Net Periodic Benefit Costs, Settlements	(4)	(2)
Net periodic benefit cost subtotal	(14)	(16)
Net Period Benefit Cost Regulatory Adjustment	0	5
Defined Benefit Plan, Net Periodic Benefit Cost	(14)	(11)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	0	0
Defined Benefit Plan, Interest Cost	5	6
Defined Benefit Plan, Expected Return on Plan Assets	(8)	(9)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1	1
Defined Benefit Plan, Amortization of Gains (Losses)	(1)	0
Net Periodic Benefit Costs, Settlements	0	0
Net periodic benefit cost subtotal	(3)	(2)
Net Period Benefit Cost Regulatory Adjustment	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ (3)	$ (2)